Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	May 09, 2016
Registrant Name	dei_EntityRegistrantName	J.P. Morgan Exchange-Traded Fund Trust
Central Index Key	dei_EntityCentralIndexKey	0001485894
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 09, 2016
Document Effective Date	dei_DocumentEffectiveDate	May 09, 2016
Prospectus Date	rr_ProspectusDate	May 09, 2016